Compensation of Corporate Officers - Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	€ 369,197	€ 376,830
Amounts paid	394,557	391,332
Jean Francois MOUNEY
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	186,592	164,589
Amounts paid	197,679	175,276
Jean Francois MOUNEY | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	31,157	21,393
Amounts paid	42,244	32,079
Jean Francois MOUNEY | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	155,435	143,196
Amounts paid	155,435	143,196
Xavier GUILLE DES BUTTES (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	44,690	46,870
Amounts paid	50,037	49,050
Xavier GUILLE DES BUTTES (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	44,690	46,870
Amounts paid	50,037	49,050
Xavier GUILLE DES BUTTES (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Frédéric DESDOUITS (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	13,110	22,890
Amounts paid	20,710	29,430
Frédéric DESDOUITS (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	13,110	22,890
Amounts paid	20,710	29,430
Frédéric DESDOUITS (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
BIOTECH AVENIR (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
BIOTECH AVENIR (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
BIOTECH AVENIR (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Philippe MOONS (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	7,630	11,536
Amounts paid	6,540	18,621
Philippe MOONS (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	7,630	11,536
Amounts paid	6,540	18,621
Philippe MOONS (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Anne-Hélène MONSELLATO (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	25,070	29,430
Amounts paid	20,710	27,250
Anne-Hélène MONSELLATO (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	25,070	29,430
Amounts paid	20,710	27,250
Anne-Hélène MONSELLATO (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Catherine LARUE (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	26,705	25,070
Amounts paid	29,121	27,250
Catherine LARUE (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	26,705	25,070
Amounts paid	29,121	27,250
Catherine LARUE (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Katherine KALIN (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	19,620	22,890
Amounts paid	22,890	25,070
Katherine KALIN (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	19,620	22,890
Amounts paid	22,890	25,070
Katherine KALIN (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Eric BACLET (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	28,340	36,721
Amounts paid	26,160	33,996
Eric BACLET (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	28,340	36,721
Amounts paid	26,160	33,996
Eric BACLET (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	0	0
Jean-François TINE (1)
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	17,440	16,834
Amounts paid	20,710	5,389
Jean-François TINE (1) | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	17,440	16,834
Amounts paid	20,710	5,389
Jean-François TINE (1) | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	0	0
Amounts paid	€ 0	€ 0